EARNINGS (LOSS) PER SHARE - Diluted Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Income (loss) for the period	$ 45,770	$ (26,278)
Weighted average number of common shares (thousands)
Weighted average number of common shares (thousands)	272,202	241,379
Weighted average number of ordinary shares	292,816	241,379
Diluted earnings (loss) per share	$ 0.16	$ (0.11)
Warrants
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	14,526
Stock options.
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	4,544
RSUs
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	392
Deferred Share Unit Plan
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	652
Bonus shares
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	500